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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07398
Invesco Pennsylvania Value Municipal Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco Pennsylvania Value Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2017

invesco.com/us VK-CE-PAVMI-QTR-1 05/17 Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–163.55%(a)

Pennsylvania–155.50%

Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/2035	$3,000	$3,221,400
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 2008, University RB (b)(c)	5.00%	03/01/2018	1,165	1,201,499
Series 2011 A, University RB (b)(c)	5.50%	03/01/2021	1,600	1,860,928
Series 2013 A, University RB	5.00%	03/01/2033	1,600	1,770,448
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB (b)(c)	6.00%	10/15/2018	1,000	1,070,110
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/2039	2,750	2,979,487
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,215	1,303,756
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.13%	09/01/2031	455	455,346
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB (d)	5.00%	12/01/2045	7,880	8,872,092
Beaver (County of) Industrial Development Authority (FirstEnergy Generation);
Series 2006 A, Ref. PCR (b)	3.50%	06/01/2020	1,000	415,000
Series 2008 B, Ref. PCR (b)	4.25%	04/01/2021	1,955	1,835,549
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (b)	2.70%	04/02/2018	770	319,550
Beaver (County of); Series 2009, Unlimited Tax GO Notes (b)(c)	5.55%	11/15/2017	240	245,206
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (e)	6.13%	11/01/2034	1,255	1,294,344
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,801,000
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB (INS-BAM) (f)	5.00%	11/15/2030	1,575	1,792,067
Series 2014, Gtd. Ref. Water RB (INS-BAM) (f)	5.00%	11/15/2031	1,575	1,786,664
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (b)(c)	5.25%	01/15/2020	3,000	3,328,950
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/2037	2,200	2,208,360
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	3,600	4,060,800
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB (b)(c)	6.25%	11/15/2021	1,670	2,035,630
Series 2012 B, RB	5.00%	11/15/2036	1,000	1,111,110
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,007,145
Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,201,331
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/2045	2,425	2,541,570
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,196,100
Coatesville School District; Series 2010, Limited Tax GO Bonds (INS-AGM) (f)	5.00%	08/15/2030	2,650	2,948,999
Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/2023	1,775	1,942,791
Crawford (County of) Hospital Authority (Meadville Medical Center); Series 2016 A, Ref. Hospital RB	6.00%	06/01/2051	2,340	2,386,098
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.00%	01/01/2030	1,600	1,677,328
Series 2010, RB	6.00%	01/01/2040	2,885	3,011,478
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/2039	1,850	1,968,529
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	4,730	5,071,790
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	2,000	2,069,080
Daniel Boone Area School District;
Series 2008, Limited Tax GO Notes (b)(c)	5.00%	08/15/2018	860	902,897
Series 2008, Limited Tax GO Notes (b)(c)	5.00%	08/15/2018	635	666,515
Series 2008, Limited Tax GO Notes (b)(c)	5.00%	08/15/2018	445	467,085
Series 2008, Limited Tax GO Notes	5.00%	08/15/2032	60	62,619

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Dauphin (County of) General Authority (Pinnacle Health System);
Series 2009, Health System RB	5.75%	06/01/2020	$2,220	$2,420,799
Series 2009, Ref. Health System RB (b)(c)	5.75%	06/01/2019	3,255	3,563,802
Series 2016 A, Ref. Health System RB	5.00%	06/01/2035	1,145	1,306,033
Deer Lakes School District; Series 2009, Limited Tax GO Bonds (b)(c)	5.38%	04/01/2019	1,000	1,080,990
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-AGC) (f)	5.75%	07/01/2023	360	360,947
Delaware (County of) Authority (Elwyn);
Series 2010, RB	5.00%	06/01/2019	1,875	1,880,381
Series 2010, RB	5.00%	06/01/2023	975	976,940
Series 2010, RB	5.00%	06/01/2024	1,755	1,758,282
Series 2010, RB	5.00%	06/01/2025	750	751,275
Delaware (County of) Authority (Haverford College); Series 2017 A, Ref. RB	5.00%	10/01/2042	2,345	2,715,744
Delaware (County of) Authority (Neumann College); Series 2008, College RB (b)(c)	6.25%	10/01/2018	325	348,078
Delaware (County of) Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	888,220
Delaware (County of) Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	1,575	1,587,852
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,420,101
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,428,340
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/2040	2,000	2,171,380
Series 2013, RB	5.00%	01/01/2031	1,000	1,152,830
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/2017	4,375	4,393,112
Series 2002, RB	5.75%	07/01/2032	2,500	3,202,400
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS-AGM) (f)	5.00%	07/01/2024	3,025	3,499,169
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	750	793,928
Series 2013, RB	5.00%	07/01/2045	2,020	2,117,142
Series 2014, RB	5.00%	07/01/2039	750	791,993
East Hempfield (Township of) Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	907,876
Series 2016, Ref. RB	5.00%	12/01/2039	1,780	1,958,356
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB (b)(c)	5.50%	09/15/2018	1,000	1,058,200
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (g)(h)	0.77%	06/01/2037	1,495	1,495,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,980	3,255,829
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. Hospital RB	5.00%	07/01/2040	3,730	3,828,472
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, Health System RB	5.13%	06/01/2041	1,500	1,633,485
Series 2017 A-1, Ref. Health System RB (d)	5.00%	02/15/2045	7,810	8,974,549
Lancaster (County of) Higher Education Authority (Franklin & Marshall College); Series 2008, RB (b)(c)	5.00%	04/15/2018	3,430	3,555,023
Lancaster (County of) Hospital Authority (Brethren Village);
Series 2008 A, RB	6.50%	07/01/2040	1,390	1,396,603
Series 2017, Ref. RB	5.13%	07/01/2037	700	755,447
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,624,485
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB (b)(c)	5.00%	01/01/2022	2,000	2,331,120
Lancaster (County of) Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. Health Center RB	5.00%	07/01/2045	2,300	2,460,724
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	790	889,319
Lancaster (County of) Hospital Authority (University of Pennsylvania); Series 2016 A, Ref. Health System RB	5.00%	08/15/2042	1,965	2,236,602
Lancaster (County of) Solid Waste Management Authority; Series 2013 A, Solid Waste Disposal System RB	5.25%	12/15/2030	1,000	1,151,960

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (g)(h)	0.78%	10/15/2025	$510	$510,000
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	2,675	2,767,608
Lehigh (County of) General Purpose Authority (Lehigh Valley Health); Series 2005 B, Hospital RB (b)(c)	5.00%	07/01/2018	1,000	1,053,770
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (g)(h)	0.77%	09/01/2028	200	200,000
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	4,250	4,681,672
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/2039	3,750	4,086,150
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/2031	3,600	3,993,732
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,653,187
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB	5.00%	11/15/2027	2,400	2,660,280
Series 2012, Ref. RB	5.00%	11/15/2028	500	551,965
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2045	3,150	3,397,779
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/2030	3,905	4,413,626
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB (b)(c)	7.00%	02/01/2018	1,500	1,560,915
Northampton (County of) General Purpose Authority (Lehigh University);
Series 2009, Higher Education RB (b)(c)	5.00%	05/15/2019	2,000	2,158,000
Series 2009, Higher Education RB (b)(c)	5.50%	05/15/2019	4,000	4,354,680
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB (b)(c)	5.50%	08/15/2018	2,000	2,110,160
Northampton (County of) General Purpose Authority (St. Luke’s University Health Network); Series 2016, Ref. Hospital RB	5.00%	08/15/2036	1,170	1,322,767
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	762,378
Series 2012, RB	5.00%	07/01/2036	1,000	1,029,780
Pennsylvania (Commonwealth of); First Series 2013, Unlimited Tax GO Bonds (d)	5.00%	04/01/2028	15,000	17,236,200
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/2034	1,750	1,939,770
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB (e)	5.00%	11/01/2041	3,830	4,176,232
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB (e)	5.00%	12/01/2034	2,000	2,148,500
Pennsylvania (State of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, Jr. Parking System RB	6.00%	07/01/2053	3,280	3,911,072
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (e)	5.50%	11/01/2044	2,365	2,545,828
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (e)	5.00%	12/31/2034	4,400	4,975,432
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility);
Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/2018	1,000	1,010,890
Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/2032	2,000	2,133,640
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,685,525
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2016, Ref. RB	5.00%	05/01/2035	3,590	4,123,761
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB (b)(c)	5.88%	07/01/2018	2,750	2,898,995
Series 2010, RB (b)(c)	6.00%	07/01/2020	1,000	1,147,480

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	$3,320	$3,545,096
Pennsylvania (State of) Higher Educational Facilities Authority (Philadelphia University); Series 2013, Ref. RB (d)	5.00%	06/01/2027	7,800	8,712,834
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services);
Series 2012, RB	5.00%	10/01/2035	2,150	2,268,508
Series 2012, RB	5.00%	10/01/2044	1,000	1,047,250
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2040	5,000	5,494,600
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/2021	1,450	1,614,227
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	2,430	2,700,192
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2010, RB (b)(c)	5.00%	03/01/2020	1,000	1,107,650
Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,549,564
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/2042	2,320	2,407,858
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (d)	5.00%	06/15/2021	12,135	13,139,050
Pennsylvania (State of) Turnpike Commission;
Series 2008 A-1, RB (b)(c)(d)	5.00%	06/01/2018	12,995	13,534,163
Series 2009 C, Sub. RB (INS-AGM) (f)	6.25%	06/01/2033	5,840	7,427,779
Series 2009 E, Sub. Conv. CAB RB (i)	6.38%	12/01/2038	720	886,817
Series 2010 A-1, Motor License Fund Special RB	5.00%	12/01/2038	1,000	1,078,450
Series 2011 B, Sub. Motor License Fund Special RB (d)	5.00%	12/01/2041	11,000	12,045,770
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,709,880
Series 2017 A, Sub. RB (d)	5.50%	12/01/2042	10,000	11,790,600
Subseries 2010 A-2, Motor License Fund Special RB	5.50%	12/01/2034	1,695	1,897,620
Subseries 2010 A-2, Sub. Motor License Fund Special RB (b)(c)	5.50%	12/01/2020	370	426,736
Subseries 2010 B-2, Motor License Fund Special RB (b)(c)	5.00%	12/01/2020	695	789,652
Subseries 2010 B-2, Sub. Motor License Fund Special RB	5.00%	12/01/2030	1,180	1,291,097
Subseries 2010 B-2, Sub. RB	5.13%	12/01/2035	1,500	1,647,015
Pennsylvania State University; Series 2016 A, RB	5.00%	09/01/2041	3,525	4,134,155
Philadelphia (City of) (1998 General Ordinance);
Fourteenth Series 2016, Ref. Gas Works RB	5.00%	10/01/2033	1,000	1,150,300
Fourteenth Series 2016, Ref. Gas Works RB	5.00%	10/01/2034	560	641,239
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB (d)	5.00%	07/01/2042	6,000	6,955,440
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,204,360
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (b)(c)	5.00%	05/15/2020	4,995	5,561,133
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/2043	1,915	2,019,272
Philadelphia (City of) Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	450	467,757
Series 2012, RB	6.25%	04/01/2037	500	524,420
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,612,187
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,058,210
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	2,815	2,826,401
Philadelphia (City of) Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,388,627
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB (b)(c)	6.00%	08/01/2020	1,660	1,914,013

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Industrial Development Authority (Mast I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	$1,500	$1,536,390
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,250	1,377,213
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (j)	6.50%	06/15/2033	3,055	3,216,915
Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS-AMBAC) (f)	5.25%	02/15/2029	1,645	1,650,856
Philadelphia (City of);
Ninth Series 2010, Gas Works RB (b)(c)	5.00%	08/01/2020	1,500	1,685,955
Ninth Series 2010, Gas Works RB (b)(c)	5.25%	08/01/2020	1,400	1,582,560
Ninth Series 2010, Gas Works RB	5.25%	08/01/2040	2,210	2,426,403
Series 2007 A, Airport RB (INS-AGM) (e)(f)	5.00%	06/15/2037	3,000	3,008,850
Series 2008 A, Ref. Unlimited Tax GO Bonds (b)(c)	5.25%	12/15/2018	3,500	3,733,520
Series 2009 A, Ref. Unlimited Tax GO Bonds (b)(c)	5.50%	08/01/2019	160	175,579
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (f)	5.50%	08/01/2024	1,340	1,463,856
Series 2009 A, Water & Wastewater RB (b)(c)	5.25%	01/01/2019	1,500	1,603,080
Series 2010 C, Water & Wastewater RB (INS-AGM) (f)	5.00%	08/01/2035	2,750	3,010,727
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/2036	2,000	2,273,280
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	07/15/2034	1,000	1,147,120
Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2041	3,120	3,574,802
Series 2017 A, Water & Wastewater RB (d)	5.25%	10/01/2052	7,405	8,723,979
Twelfth Series 1990 B, Gas Works RB (c)	7.00%	05/15/2020	1,220	1,354,859
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. City Agreement RB	5.00%	12/01/2031	3,160	3,623,635
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,231,399
Philadelphia School District;
Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (f)	5.00%	06/01/2025	1,965	2,256,527
Series 2008 E, Limited Tax GO Bonds (b)(c)	5.13%	09/01/2018	2,050	2,157,379
Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (f)	5.13%	09/01/2023	450	472,302
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (f)	5.00%	02/01/2031	3,235	3,551,739
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room Excise Tax RB (INS-AGM) (f)	5.00%	02/01/2035	1,000	1,092,870
Pittsburgh (City of) Water & Sewer Authority;
Series 2008 D1, First Lien RB (INS-AGM) (f)	5.00%	09/01/2024	2,000	2,096,540
Series 2008 D1, First Lien RB (INS-AGM) (f)	5.00%	09/01/2025	3,000	3,143,250
Series 2013 A, Ref. First Lien RB	5.00%	09/01/2031	1,250	1,426,625
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (g)(h)	0.79%	11/01/2029	275	275,000
Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB (d)	5.00%	06/01/2044	11,820	13,105,780
Southeastern Pennsylvania Transportation Authority; Series 2011, Capital Grant Receipts RB	5.00%	06/01/2029	2,480	2,776,980
State Public School Building Authority (Harrisburg School District);
Series 2009, RB (b)(c)	5.00%	05/15/2019	415	447,532
Series 2009, RB (b)(c)	5.00%	05/15/2019	1,665	1,795,519
Series 2009, RB (b)(c)	5.00%	05/15/2019	420	453,096
Series 2016 A, Ref. RB (INS-AGM) (f)	5.00%	12/01/2030	3,745	4,380,976
State Public School Building Authority (Philadelphia School District); Series 2012, Lease RB	5.00%	04/01/2032	1,500	1,599,525
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB (e)	5.00%	01/01/2027	4,415	4,764,359
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/2041	3,000	3,446,280
University of Pittsburgh - of the Commonwealth System of Higher Education (University Capital);
Series 2000 B, Ref. RB (b)(c)(d)	5.25%	09/15/2019	10,000	10,971,000
Series 2005 A, RB (b)(c)(d)(k)	5.25%	09/15/2019	10,000	10,971,000
Washington (County of) Industrial Development Authority (Washington Jefferson College);
Series 2010, College RB	5.00%	11/01/2036	1,700	1,847,305
Series 2010, College RB	5.25%	11/01/2030	1,500	1,640,265

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/2035	$445	$445,085
West Mifflin Area School District;
Series 2009, Limited Tax GO Bonds (b)(c)	5.13%	10/01/2018	1,500	1,584,915
Series 2009, Limited Tax GO Bonds (b)(c)	5.50%	10/01/2018	500	530,785
West Shore Area Authority (Massiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,625,310
Westmoreland (County of) Municipal Authority;
Series 2013, RB	5.00%	08/15/2031	2,250	2,564,460
Series 2013, RB	5.00%	08/15/2037	2,000	2,240,500
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/2040	2,650	2,907,527
				522,956,544

Guam–5.40%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB (b)(c)	5.63%	12/01/2019	1,250	1,392,988
Series 2009 A, Limited Obligation RB (b)(c)	5.75%	12/01/2019	1,065	1,190,106
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2031	1,160	1,307,598
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	1,250	1,368,675
Guam (Territory of) International Airport Authority;
Series 2013 C, General RB (e)	6.25%	10/01/2034	1,500	1,706,310
Series 2013 C, General RB (INS-AGM) (e)(f)	6.00%	10/01/2034	1,550	1,804,665
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	1,285	1,361,804
Series 2012 A, Ref. RB	5.00%	10/01/2034	1,700	1,807,695
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	3,000	3,202,800
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	1,055	1,188,732
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	1,700	1,812,319
				18,143,692

Virgin Islands–1.75%

Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	970	1,008,412
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	2,040	1,695,301
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	810	697,783
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (j)	5.00%	09/01/2030	2,230	2,493,184
				5,894,680

Puerto Rico–0.90%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB (l)	0.00%	05/15/2050	15,000	1,818,000
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL) (f)(l)	0.00%	08/01/2044	5,600	1,200,472
				3,018,472
TOTAL INVESTMENTS(m)–163.55% (Cost $517,176,717)				550,013,388
FLOATING RATE NOTE OBLIGATIONS–(26.63)%
Notes with interest and fee rates ranging from 1.32% to 1.45% at 05/31/2017 and contractual maturities of collateral ranging from 06/15/2021 to 10/01/2052 (See Note 1D)(n)				(89,550,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(38.68)%				(130,087,453)
OTHER ASSETS LESS LIABILITIES–1.76%				5,923,186
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$336,299,121

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
Conv.	— Convertible
GO	— General Obligation
Gtd.	— Guaranteed
INS	— Insurer
Jr.	— Junior
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(e)	Security subject to the alternative minimum tax.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.

(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $5,710,099, which represented 1.70% of the Trust’s Net Assets.

(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Zero coupon bond issued at a discount.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.5%

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Trust’s investments with a value of $145,032,457 are held by TOB Trusts and serve as collateral for the $89,550,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Pennsylvania Value Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

Invesco Pennsylvania Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2017 was $27,906,497 and $14,310,951, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$35,217,380
Aggregate unrealized (depreciation) of investment securities	(2,241,453)
Net unrealized appreciation of investment securities	$32,975,927
Cost of investments for tax purposes is $517,037,461.

Invesco Pennsylvania Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.